Share capital (Details 2) - Equity Option [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Statement [Line Items]
Stock-based compensation pertaining to general and administrative expenses	$ 0	$ 91,408	$ 368,151	$ 1,486,374
Stock-based compensation pertaining to research and development expenses	32,369	83,038	140,482	395,762
Total	$ 32,369	$ 174,446	$ 508,633	$ 1,882,136